Annual Fund Operating Expenses	Apr. 24, 2026
T. Rowe Price Tax-Efficient Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.82%
T. Rowe Price Tax-Efficient Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.68%